CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Fifth Company Repurchase (Details) - Series B - Fifth Company Repurchase - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2020	Dec. 31, 2020
Equity, Class of Treasury Stock [Line Items]
Number of shares agreed to repurchase	3,525,332
Carrying value of the repurchased convertible preferred shares	$ 4.0
Value of shares agreed to repurchase	3.0
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount	$ 1.0
Mandatorily redeemable term		45 days